UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	May 13, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $117,140

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
								VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- --------------- ----------	---------	------- ----	----	-----------------	------- ------- ------
AMGEN INC 			COM		031162100	921		17242	SH		SOLE			8707	0	8535
AT&T INC 			COM		00206R102	657		21490	SH		SOLE			10976	0	10514
CBOE HLDGS INC 			COM		12503M108	242		8387	SH		SOLE			8387	0	0
CME GROUP INC 			COM		12572Q105	683		2266	SH		SOLE			1831	0	435
CONOCOPHILLIPS 			COM		20825C104	477		5978	SH		SOLE			5653	0	325
DU PONT E I DE NEMOURS & CO 	COM		263534109	1107		20145	SH		SOLE			20145	0	0
EXXON MOBIL CORP 		COM		30231G102	741		8814	SH		SOLE			5701	0	3113
GENERAL ELECTRIC CO 		COM		369604103	798		39846	SH		SOLE			39396	0	450
HEINZ H J CO 			COM		423074103	537		11000	SH		SOLE			10000	0	1000
ILLINOIS TOOL WKS INC		COM		452308109	872		16248	SH		SOLE			0	0	16248
ISHARES TR INDEX		BARCLYS TIPS BD	464287176	1928		17668	SH		SOLE			10640	0	7028
ISHARES TR INDEX		S&P 500 INDEX	464287200	7767		58396	SH		SOLE			46789	0	11607
ISHARES TR INDEX		IBOXX INV CPBD	464287242	1011		9345	SH		SOLE			9345	0	0
ISHARES TR INDEX		S&P NA NAT RES	464287374	12965		276753	SH		SOLE			218495	0	58258
ISHARES TR INDEX		MSCI EAFE IDX	464287465	2605		43367	SH		SOLE			28543	0	14824
ISHARES TR INDEX		S&P MIDCAP 400	464287507	1015		10289	SH		SOLE			10289	0	0
ISHARES TR INDEX		RUSSELL 2000	464287655	12345		146678	SH		SOLE			125466	0	21212
ISHARES TR INDEX		S&P SMLCAP 600	464287804	590		8021	SH		SOLE			8021	0	0
JPMORGAN CHASE & CO 		COM		46625H100	1629		35357	SH		SOLE			20480	0	14877
JOHNSON & JOHNSON 		COM		478160104	712		12030	SH		SOLE			11330	0	700
KENNAMETAL INC 			COM		489170100	234		6000	SH		SOLE			6000	0	0
POWERSHARES GLOBAL ETF TRUST	FDM HG YLD RAFI	73936T557	2965		160138	SH		SOLE			108546	0	51592
PRICE T ROWE GROUP INC 		COM		74144T108	531		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM		742718109	754		12241	SH		SOLE			9706	0	2535
SPDR SERIES TRUST 		DJ REIT ETF	78464A607	2093		32400	SH		SOLE			23807	0	8593
SARA LEE CORP 			COM		803111103	176		10000	SH		SOLE			10000	0	0
3M CO				COM		88579Y101	204		2185	SH		SOLE			1675	0	510
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT	921937835	2360		29505	SH		SOLE			19217	0	10288
VANGUARD TAX-MANAGED FD 	EUROPE PAC ETF	921943858	5905		158287	SH		SOLE			137229	0	21058
VANGUARD INTL EQUITY INDEX F 	EMR MKT ETF	922042858	6281		128328	SH		SOLE			103060	0	25268
VANGUARD INDEX FDS		REIT ETF	922908553	11593		198285	SH		SOLE			158902	0	39383
VANGUARD INDEX FDS		LARGE CAP ETF	922908637	12175		200355	SH		SOLE			159949	0	40406
VANGUARD INDEX FDS		SMALL CP ETF	922908751	8595		108815	SH		SOLE			94731	0	14084
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	1146		23728	SH		SOLE			19174	0	4554
WISDOMTREE TRUST		EMERG MKTS ETF	97717W315	2368		38757	SH		SOLE			27342	0	11415
WISDOMTREE TRUST		INTL REAL EST	97717W331	209		7221	SH		SOLE			0	0	7221
WISDOMTREE TRUST		SMLCAP EARN FD	97717W562	1419		25795	SH		SOLE			24383	0	1412
WISDOMTREE TRUST		EARNING 500 FD	97717W588	1389		30411	SH		SOLE			27986	0	2425
WISDOMTREE TRUST		SMALLCAP DIVID	97717W604	1308		26892	SH		SOLE			0	0	26892
WISDOMTREE TRUST		DEFA FD		97717W703	5833		117354	SH		SOLE			97075	0	20279